Income Taxes - U.S. and Foreign Earnings from Continuing Operations before Taxes (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
U.S. and foreign earnings from continuing operations before taxes
U.S. earnings before taxes									$ (222,979)	$ (33,414)	$ 12,520
Foreign earnings before taxes									609,420	580,014	714,032
EARNINGS FROM CONTINUING OPERATIONS BEFORE TAXES	$ 151,500	$ 165,400	$ (23,900)	$ 93,400	$ 178,700	$ (2,700)	$ 181,400	$ 189,200	$ 386,441	$ 546,600	$ 726,552